SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

28.SEGMENT INFORMATION

28.1Criteria for identifying operating segments

The Board of Directors and Board of Statutory Executive Officers evaluates the performance of the Company’s business segments through EBITDA.The operating segments defined by the Company’s management are set forth below:

i)	Pulp: comprised of the production and sale of hardwood eucalyptus pulp and fluff pulp, mainly to supply the foreign market.
ii)

Paper: comprises the production and sale of paper to meet the demands of both the domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to their immateriality.

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determines the allocation of resources on a consolidated basis.

In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all property, plant and equipment, biological and intangible assets are in Brazil.

28.2Information of operating segments

	June 30, 2023
	Pulp	Paper	Total
Net sales	16,302,347	4,133,670	20,436,017
Domestic market (Brazil)	1,249,493	2,971,910	4,221,403
Foreign markets	15,052,854	1,161,760	16,214,614
EBITDA	9,155,697	1,812,784	10,968,481
Depreciation, depletion and amortization			(3,593,516)
Operating profit before net financial income (“EBIT”) (1)			7,374,965
EBITDA margin (%)	56.16%	43.85%	53.67%

1)	(“Earnings before interest and tax”).

	June 30, 2022
	Pulp	Paper	Total
Net sales	17,496,421	3,766,069	21,262,490
Domestic market (Brazil)	1,246,965	2,589,671	3,836,636
Foreign market	16,249,456	1,176,398	17,425,854
EBITDA	10,168,584	1,402,897	11,571,481
Depreciation, depletion and amortization			(3,594,963)
Operating profit before net financial income (“EBIT”) (1)			7,976,518
EBITDA margin (%)	58.12%	37.25%	54.42%

1)	(“Earnings before interest and tax”).

28.3Net sales by product

	June 30,	June 30,
Products	2023	2022
Market pulp(1)	16,302,347	17,496,421
Printing and writing paper(2)	3,384,698	3,089,666
Paperboard	708,576	644,809
Other	40,396	31,594
	20,436,017	21,262,490

1)	Net sales of fluff pulp represent approximately 0.8% of total net sales, and therefore were included in market pulp net sales. (0.8% as at June 30, 2022).
2)	Net sales of tissue represent approximately 3.1% of total net sales, and therefore were included in printing and writing paper net sales. (2.5% as at June 30, 2022).

28.4Goodwill based on expected future profitability

The goodwill based on expected future profitability arising from the business combination was allocated to the disclosable segments, which correspond to the Company’s cash-generating units (“CGUs”), considering the economic benefits generated by such intangible assets. The allocation of goodwill is set out below:

	June 30,	December 31,
	2023	2022
Pulp	7,897,051	7,897,051
Paper (1)	302,130	119,332
	8,199,181	8,016,383

1)On June 1, 2023, the Company completed the acquisition of MMC Brasil.(Note 1.2.3.)